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STEPHANIE CAPISTRON stephanie.capistron@dechert.com +1 617 728 7127 Direct +1 617 275 8364 Fax

June 4, 2021

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Harbor Funds (“Registrant”)

File Nos. 33-5852 and 811-4676

Post-Effective Amendment No. 164

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 164 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 166 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”). This filing is being made for the purposes of (i) changing the name of Harbor Mid Cap Growth Fund to Harbor Disruptive Innovation Fund (the “Fund”) and (ii) making changes to the Fund’s principal investment strategy, risks and subadvisers and other related changes.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7127.

Sincerely,

/s/ Stephanie Capistron

Stephanie Capistron